Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2020
Prepaid expenses and other current assets.
The schedule of prepaid expenses and other current assets

	At June 30,	At December 31,
	2020	2019
Gold bullion	$20.0	$26.2
Prepaid expenses	22.7	17.5
Stream ounces inventory	0.5	4.4
Debt issue costs	0.6	0.7
	$43.8	$48.8